Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 04, 2025 USD ($) $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity awards are granted in connection with the Company’s yearly compensation cycle and regularly scheduled meetings of the Compensation Committee. In certain circumstances, including the hiring or promotion of an individual, or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve the grant of equity awards at other times. Our non-employee directors receive equity compensation in the form of options, which are granted to non-employee directors on the date the director first becomes a non-employee director and on the date of each annual meeting. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

During the year ended December 31, 2025, the Company granted stock options to its named executive officers one business day before the filing of a current report on form 8-K that disclosed the appointment of Mr. Lim as the Company's permanent Chief Financial Officer.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($) (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (2)

Krishna Vaddi, Ph.D.	2/4/2025	496,000	1.11	412,744	0.0%
Peggy A. Scherle, Ph. D.	2/4/2025	175,000	1.11	145,523	0.0%
Bryant Lim	2/4/2025	200,000	1.11	166,347	0.0%

(1) The grant date fair values shown in this column are computed in accordance with ASC 718 using the number of common shares underlying the award on the grant date and the closing price of the common shares on the grant date.

(2) The closing market price on the trading immediately prior to issuing the current report on Form 8-K on February 5, 2025 was $1.11 and the market price at the close of business the following trading day was also $1.11.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($) (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (2)

Krishna Vaddi, Ph.D.	2/4/2025	496,000	1.11	412,744	0.0%
Peggy A. Scherle, Ph. D.	2/4/2025	175,000	1.11	145,523	0.0%
Bryant Lim	2/4/2025	200,000	1.11	166,347	0.0%

(1) The grant date fair values shown in this column are computed in accordance with ASC 718 using the number of common shares underlying the award on the grant date and the closing price of the common shares on the grant date.

(2) The closing market price on the trading immediately prior to issuing the current report on Form 8-K on February 5, 2025 was $1.11 and the market price at the close of business the following trading day was also $1.11.

Krishna Vaddi [Member]
Awards Close in Time to MNPI Disclosures
Name		Krishna Vaddi, Ph.D.
Underlying Securities		496,000
Exercise Price | $ / shares		$ 1.11
Fair Value as of Grant Date		$ 412,744
Underlying Security Market Price Change | Rate		0.00%
Peggy A. Scherle [Member]
Awards Close in Time to MNPI Disclosures
Name		Peggy A. Scherle, Ph. D.
Underlying Securities		175,000
Exercise Price | $ / shares		$ 1.11
Fair Value as of Grant Date		$ 145,523
Underlying Security Market Price Change | Rate		0.00%
Bryant Lim [Member]
Awards Close in Time to MNPI Disclosures
Name		Bryant Lim
Underlying Securities		200,000
Exercise Price | $ / shares		$ 1.11
Fair Value as of Grant Date		$ 166,347
Underlying Security Market Price Change | Rate		0.00%